Fundsmith Equity ETF

Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value (Note 2)
Common Stock (96.16%)
Communication Services (6.48%)
Alphabet, Inc.	550	$172,150
Meta Platforms, Inc.	275	181,525
Total Communication Services		353,675
Consumer Discretionary (18.72%)
Amadeus IT Group SA	2,365	174,654
Amazon.com, Inc.(a)	715	165,036
LVMH Moet Hennessy Louis Vuitton SE	220	166,761
Marriott International, Inc.	550	170,632
NIKE, Inc.	2,640	168,194
TJX Cos., Inc.	1,155	177,420
Total Consumer Discretionary		1,022,697

Consumer Staples (18.75%)
Church & Dwight Co., Inc.	2,035	170,635
Danone SA	1,925	173,696
Diageo PLC	7,480	161,675
L'Oreal SA	385	165,869
Magnum Ice Cream Co. NV(a)	572	9,079
Philip Morris International, Inc.	1,100	176,440
Unilever PLC	2,542	166,509
Total Consumer Staples		1,023,903

Financials (3.18%)
Visa, Inc.	495	173,601

Health Care (23.67%)
Coloplast A/S	1,925	165,494
EssilorLuxottica SA	495	157,007
IDEXX Laboratories, Inc.(a)	220	148,837
Mettler-Toledo International, Inc.(a)	110	153,361
Novo Nordisk A/S	3,520	180,136
Stryker Corp.	440	154,647
Waters Corp.(a)	440	167,125
Zoetis, Inc.	1,320	166,082
Total Health Care		1,292,689

Industrials (9.41%)
Atlas Copco AB	10,120	182,526
Automatic Data Processing, Inc.	660	169,772
Wolters Kluwer NV	1,560	161,954
Total Industrials		514,252

Information Technology (15.95%)
Apple, Inc.	605	164,475
Intuit, Inc.	275	182,166
Microsoft Corp.	330	159,595
Taiwan Semiconductor Manufacturing Co., Ltd.	605	183,853

Fundsmith Equity ETF

Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value (Note 2)
Information Technology (15.95%) (continued)
Texas Instruments, Inc.	1,045	$181,297
Total Information Technology		871,386

Total Common Stock
(Cost $5,259,633)		5,252,203

	Shares	Value (Note 2)
Short-Term Investment (4.20%)
JPMorgan US Government Money Market Fund(3.62% 7-Day Yield)	229,387	229,387

Total Short-Term Investment
(Cost $229,387)		229,387

TOTAL INVESTMENTS - (100.36%)(COST $5,489,020)		5,481,590
OTHER LIABILITIES IN EXCESS OF ASSETS - (-0.36%)		(19,735)
Net assets – (100.00%)		$5,461,855

(a)	Non Income Producing Security